COMMITMENTS - Operating lease commitments (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
Operating lease commitments
Within 1 year	¥ 143,438	$ 19,651
1 - 2 years	71,719	9,825
Total	¥ 215,157	$ 29,476